Investment in Unconsolidated Subsidiary (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 29, 2017	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated subsidiary		$ 4,812	$ 4,703
Liverpool Community Bank [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of outstanding stock purchased in Liverpool Community Bank		39.16%
Investment in unconsolidated subsidiary		$ 4,812	$ 4,703
Date of acquisition agreement	Dec. 29, 2017
Business combination stock consideration number of common shares issuable for each common share of acquiree	202.6286
Business combination cash consideration amount to be paid for each common share of acquiree	$ 4,050.00
Liverpool Community Bank [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of total price to be paid in cash	15.00%
percentage of shares to be owned by Liverpool's shareholders	6.00%
Liverpool Community Bank [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of total price to be paid in cash	20.00%
percentage of shares to be owned by Liverpool's shareholders	6.40%